CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (12,851,383)	$ (162,043,234)	$ (11,601,068)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(6,678,452)	9,136,839	(16,760,659)
Comprehensive loss	(19,529,835)	(152,906,395)	(28,361,727)
Less: Comprehensive income (loss) attributable to non-controlling interests	721,387	(1,249,102)	(1,771,012)
Comprehensive loss attributable to Leju Holdings Limited shareholders	$ (20,251,222)	$ (151,657,293)	$ (26,590,715)